Statutory Reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	May 31, 2014	May 31, 2014	May 31, 2013	May 31, 2012
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves		10.00%
Registered capital		50.00%
Deducted from the general reserve to adjust for excess appropriations made in prior periods				$ 2,453
Accrued for general reserve		1,029	524
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves		22,145	22,470	69,149
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves		21,116	21,946	71,602
Development fund [Member] | Prior years [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves				$ 57,377